Financing - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 ABL Facility [Member]	Dec. 31, 2012 ABL Facility [Member]	Sep. 30, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Jun. 01, 2012 Senior Secured Notes [Member]	Dec. 31, 2011 Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt				$ 22,500	$ 14,522	$ 375,000	$ 375,000	$ 375,000	$ 310,875
Discount, net of amortization		(1,234)	(7,297)
Long-term Debt		389,522	303,578
Less: Current maturities of long-term debt			31,880
Total long-term debt	$ 397,500	$ 389,522	$ 271,698